SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues	$ 3,317	$ 1,547
Cost of revenues	(3,178)	(967)
Gross profit	139	580
General and administration expenses	3,042	5,416
Operating loss	(8,027)	(6,575)
Net loss for the year from discontinued operations		(989)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues		427
Cost of revenues		(381)
Gross profit		46
General and administration expenses		1,000
Operating loss		(954)
Other expense
Financial expense		35
Loss before taxes on income		(1,841)
Income tax expense
Net loss for the year from discontinued operations		(989)
From operating activities		309
From investing activities		(44)
From financing activities		(111)
Net cash flows provided by (used by) discontinued operations		$ 154